Fair value measurements	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Fair value measurements
VII.	Fair value measurements
1. Definition of fair value hierarchy
In accordance with IFRS, Toyota classifies fair value measurement into the following three levels based on the observability and significance of the inputs used.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Fair value measurement based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3:	Fair value measurement based on models using unobservable inputs for the assets or liabilities
2. Method of fair value measurement
The fair value of assets and liabilities is determined using relevant market information and appropriate valuation methods.
The methods and assumptions for measuring the fair value of assets and liabilities are as follows;
(1) Cash and cash equivalents -
Cash equivalents include money market funds and other investments with original maturities of three months or less. In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to their short duration.
(2) Trade accounts and other receivables and Trade accounts and other payables -
These receivables and payables are carried at amounts which approximate fair value due to their short duration.
(3) Receivables related to financial services -
The fair values of receivables from financial services are estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value.
As unobservable inputs are utilized, the fair value of receivables from financial services are classified as Level 3.
(4) Other financial assets -
(Public and corporate bonds)
Public and corporate bonds include government bonds. Japanese bonds and foreign bonds, including U.S., European and other bonds, represent 17% and 83% (as of April 1, 2019), 20% and 80% (as of March 31, 2020) and 25% and 75
% (as of December 31, 2020) of public and corporate bonds, respectively. Toyota uses primarily quoted market prices for identical assets to measure the fair value of these securities.

(Stocks)
Listed stocks on the Japanese stock markets represent

92
% (as of April
1
,
2019)
,
90
% (as of March
31
,
2020)
and
88
% (as of
December 31,
2020) of stocks
 that Toyota holds. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities. Therefore, stocks with an active market are classified as Level
1
.
Fair value of stocks with no active market is measured by using the comparable company valuation method, discounted cash flow valuation method (“DCF”) or other appropriate methods. Therefore, stocks with no active market are thus classified as Level 3.
Price book-value ratios (“PBR”) of comparable companies and discount ratios of DCF are the significant unobservable inputs relating to the fair value measurement of stocks classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rises (declines) or the discount rate declines (rises). The estimated increase or decrease in fair value of stocks if the unobservable inputs were to be replaced by other reasonable alternative assumptions are not significant.
The shares classified as Level 3 are measured by the responsible department using quarterly available information in accordance with Toyota’s consolidated financial accounting policies and reported to the supervisors along with the basis of the change in fair value.
(5) Derivative financial instruments -
Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified as Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified as Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance
risk, using such as credit default probabilities.

(6) Short-term and long-term debt -
The fair values of short-term and long-term debt including the current portion, except for secured loans provided by securitization transactions using special-purpose entities, are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, the fair value of these debts are classified as Level 2.
The fair values of the secured loans entered into in connection with securitization transactions are estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. As these valuations utilize unobservable inputs, the fair value of these secured loans are classified as Level 3.
3. Financial instrument measured at fair value on recurring basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	April 1, 2019
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	19,209	25,047	15,171	59,426
Derivative financial instruments	—	200,256	77	200,333
Other	182,470	103,989	—	286,459

Total	201,678	329,292	15,247	546,218

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,359,335	1,427,428	19,739	5,806,502
Stocks	2,155,236	—	288,380	2,443,615
Other	6,920	469	—	7,388

Total	6,521,490	1,427,897	308,119	8,257,506

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	17,676	28,203	12,831	58,711
Derivative financial instruments	—	503,826	—	503,826
Other	188,122	98,060	—	286,182

Total	205,798	630,090	12,831	848,719

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,197,097	2,155,491	20,099	5,372,687
Stocks	1,895,189	—	370,452	2,265,641
Other	5,964	27,104	—	33,067

Total	5,098,250	2,182,595	390,551	7,671,396

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(437,369)	—	(437,369)

Total	—	(437,369)	—	(437,369)

	Yen in millions
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	23,453	23,441	10,616	57,510
Derivative financial instruments	—	335,707	—	335,707
Other	315,142	119,718	—	434,859

Total	338,594	478,866	10,616	828,077

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	2,754,966	2,627,658	19,133	5,401,757
Stocks	2,362,254	—	364,194	2,726,448
Other	8,563	69,987	—	78,550

Total	5,125,782	2,697,646	383,328	8,206,756

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(379,888)	—	(379,888)

Total	—	(379,888)	—	(379,888)

4. Changes in financial instruments classified as level 3 and measured at fair value on recurring basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended December 31, 2019 and 2020:

	Yen in millions
	For the first nine months ended December 31, 2019
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	34,910	288,380	77	323,366
Total gains (losses)
Net income (loss)	(4)	—	—	(4)
Other comprehensive income (loss)	111	16,172	—	16,282
Purchases and issuances	7,421	107,632	—	115,053
Sales and settlements	(5,996)	(10,598)	(77)	(16,670)
Transfer from Level 3	—	(61,008)	—	(61,008)
Others	(565)	21,219	—	20,655

Balance at end of period	35,877	361,798	—	397,674

	Yen in millions
	For the first nine months ended December 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	32,931	370,452	—	403,383
Total gains (losses)
Net income (loss)	100	—	—	100
Other comprehensive income (loss)	889	(11,961)	—	(11,071)
Purchases and issuances	312	5,831	—	6,143
Sales and settlements	(3,928)	(202)	—	(4,130)
Others	(555)	74	—	(481)

Balance at end of period	29,750	364,194	—	393,944

	Yen in millions
	For the third quarter ended December 31, 2019
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	39,556	299,191	—	338,747
Total gains (losses)
Net income (loss)	(3)	—	—	(3)
Other comprehensive income (loss)	(87)	4,765	—	4,677
Purchases and issuances	225	45,285	—	45,510
Sales and settlements	(5,121)	(796)	—	(5,916)
Others	1,306	13,353	—	14,660

Balance at end of period	35,877	361,798	—	397,674

	Yen in millions
	For the third quarter ended December 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	30,705	366,455	—	397,160
Total gains (losses)
Net income (loss)	33	—	—	33
Other comprehensive income (loss)	110	(7,363)	—	(7,253)
Purchases and issuances	—	2,518	—	2,518
Sales and settlements	(392)	(43)	—	(435)
Others	(706)	2,627	—	1,921

Balance at end of period	29,750	364,194	—	393,944

“Net income (loss)” in public and corporate bonds, stocks and derivative financial instruments, other than transactions related to financial services, are each included in “Other finance income” and “Other financial costs” in the accompanying condensed quarterly consolidated statement of income. Transactions related to financial services are included in each of “Financial services” and “Cost of financial services” in the condensed quarterly consolidated statement of income.
In the reconciliation table above, derivative financial instruments are presented as net of assets and liabilities. “Other” includes currency translation adjustments for the first nine months and the third quarter ended December 31, 2019 and 2020.
Transfer from Level 3 recognized in the first nine months ended December 31, 2019 is due to the listing of investees.

5. Financial assets and liabilities measured at amortized cost
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	April 1, 2019
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	16,938,395	—	—	17,167,354	17,167,354
Interest-bearing liabilities
Long-term debt (Including current portion)	14,785,662	—	12,805,942	1,833,623	14,639,565

	Yen in millions
	March 31, 2020
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	17,039,401	—	—	17,235,037	17,235,037
Interest-bearing liabilities
Long-term debt (Including current portion)	15,237,740	—	13,128,224	1,966,646	15,094,870

	Yen in millions
	December 31, 2020
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	18,028,034	—	—	18,796,477	18,796,477
Interest-bearing liabilities
Long-term debt (Including current portion)	18,713,516	—	15,908,762	2,536,324	18,445,085
Of financial assets and liabilities that are measured on an amortized cost basis, those with carrying values that approximate fair value are excluded from the table above.